GENERAL - Narrative (Details) $ in Thousands				12 Months Ended
	Nov. 14, 2022 USD ($)	Jun. 17, 2021 USD ($)	Aug. 18, 2020 USD ($)	Dec. 31, 2022 USD ($) market	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Number of main markets | market				2
Goodwill				$ 1,617,118	$ 1,606,756	$ 1,503,252
Acquisition costs				48	1,761	1,720
2022 Acquisitions
Business Acquisition [Line Items]
Consideration transferred in acquisition	$ 50,381
Cash consideration	30,000
Contingent consideration	24,000			$ 20,381
Goodwill	28,039
2022 Acquisitions | Core Technology
Business Acquisition [Line Items]
Intangible assets acquired in a business combination	$ 12,470
Estimated useful life	4 years
2022 Acquisitions | Customer relationships
Business Acquisition [Line Items]
Intangible assets acquired in a business combination	$ 9,058
Estimated useful life	4 years
2022 Acquisitions | Trademarks
Business Acquisition [Line Items]
Intangible assets acquired in a business combination	$ 459
Estimated useful life	3 years
ContactEngine
Business Acquisition [Line Items]
Consideration transferred in acquisition		$ 94,897
Goodwill		69,593
ContactEngine | Core Technology
Business Acquisition [Line Items]
Intangible assets acquired in a business combination		$ 20,558
Estimated useful life		5 years
ContactEngine | Customer relationships
Business Acquisition [Line Items]
Intangible assets acquired in a business combination		$ 3,279
Estimated useful life		6 years
ContactEngine | Customer backlog
Business Acquisition [Line Items]
Intangible assets acquired in a business combination		$ 5,493
Estimated useful life		2 years
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Consideration transferred in acquisition					59,317	50,686
Intangible assets acquired in a business combination					20,036	22,968
Goodwill					$ 38,590	$ 54,869
Percent of share capital acquired					70.10%	50.10%
Fair value of non-controlling interests						$ 24,985
Guardian Analytics, Inc.
Business Acquisition [Line Items]
Consideration transferred in acquisition			$ 113,921
Goodwill			65,888
Guardian Analytics, Inc. | Core Technology
Business Acquisition [Line Items]
Intangible assets acquired in a business combination			$ 38,341
Estimated useful life			6 years
Guardian Analytics, Inc. | Customer relationships
Business Acquisition [Line Items]
Intangible assets acquired in a business combination			$ 6,659
Estimated useful life			8 years
Guardian Analytics, Inc. | Customer backlog
Business Acquisition [Line Items]
Intangible assets acquired in a business combination			$ 1,028
Estimated useful life			2 years